Stockholders' Equity (Deficit) (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Outstanding, Shares	0
Outstanding, Weighted Average Exercise Price	$ 0	$ 0.00858	$ 2.18
Granted, Shares	12,600,000
Granted, Weighted- Average Exercise Price	$ 0.63	$ 0.00858	0.00858
Outstanding, Shares	12,600,000	0
Outstanding, Weighted Average Exercise Price	$ 0.63	$ 0	$ 0.00858